RELATED PARTY TRANSACTIONS (Details) - Q S I Operations Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Operating lease, payments	$ 80		$ 80	$ 322
Other assets - related party in prepaid advance	738		738	994
President, Chief Operating Officer and Other Employees
Related Party Transaction [Line Items]
Related parties payable amount			150	170
4Catalyzer Corporation
Related Party Transaction [Line Items]
Operating lease, payments			155	224
Other assets - related party in prepaid advance	738		738	844
Related party expense incurred	535		380
Related parties operating expenses	0		13	423
4Catalyzer Corporation | Equipment Leased to Other Party
Related Party Transaction [Line Items]
Operating lease, payments	73	$ 46
Amended and Restated Technology Services Agreement
Related Party Transaction [Line Items]
Related party expense incurred			1,516	2,214
Due to related parties	13		28	44
Due from Related Parties	$ 88		69	$ 15
Amounts are paid or received throughout the year within days after the end of each month	30 days
Amended and Restated Technology Services Agreement | President, Chief Operating Officer and Other Employees
Related Party Transaction [Line Items]
Related parties payable amount	$ 0		$ 150